General (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 29, 2016	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash purchase price					$ 295	$ 295
Treasury stock shares acquired			90,000
Common stock, par value		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Treasury stock shares acquired, value			$ 25
Ordinary shares, authorized		100,000,000	100,000,000			100,000,000	11,665,085
Preferred shares, authorized		10,000,000	10,000,000			10,000,000	10,000,000
Preferred shares, par value		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Reverse stock split		one-for-100	1 for 100
Conversion ratio		1:1	1:1
Net income (loss)		$ (3,001)	$ 1,048	(2,880)	6,283	$ (18,044)	$ (3,720)
Cash flow from operating activities		(2,304)	(1,748)	$ (1,701)	$ (2,212)	(7,119)	(692)
Accumulated deficit		33,570	30,569			31,617	13,573
Common Stock [Member]
Net income (loss)
KokiCare Inc. [Member]
Cash purchase price	$ 320
Cash dividend	$ 2.50
KokiCare Inc. [Member] | Common Stock [Member]
Treasury stock shares acquired	90,000
Common stock, par value	$ 0.0001
Treasury stock shares acquired, value	$ 25